Equity and Remuneration to Shareholders	12 Months Ended
Dec. 31, 2024
Equity And Remuneration To Shareholders
Equity and Remuneration to Shareholders

25.            EQUITY AND REMUNERATION TO SHAREHOLDERS

(a)    Share capital

On December 31, 2024 and 2023, the Company’s issued and share capital was R$14,309 (R$11,007 on December 31, 2023) represented by 956,601,911 common shares (735,847,624 on December 31, 2023) and 1,905,179,984 preferred shares (1,465,523,064 on December 31, 2023), both of them with nominal value of R$5.00, as demonstrated below:

Shareholders	Number of shares on December 31, 2024
	Common	%	Preferred	%	Total	%
State of Minas Gerais	487,540,664	50.97	22,210	-	487,562,874	17.04
PZENA	310,667,579	32.48	147,792,680	7.76	458,460,259	16.02
FIA Dinâmica Energia S/A	106,610,119	11.14	-	-	106,610,119	3.73
BNDES Participações	-	-	95,239,166	5.00	95,239,166	3.33
BlackRock	-	-	282,815,226	14.84	282,815,226	9.88
Others
In Brazil	39,409,416	4.12	106,878,372	5.61	146,287,788	5.11
Foreign shareholders	12,374,133	1.29	1,272,432,330	66.79	1,284,806,463	44.89
Total	956,601,911	100.00	1,905,179,984	100.00	2,861,781,895	100.00

Shareholders	Number of shares on December 31, 2023
	Common	%	Preferred	%	Total	%
State of Minas Gerais	375,031,032	51	17,085	-	375,048,387	17
PZENA		-	73,283,989	5	73,283,989	3
FIA Dinâmica Energia S/A	233,004,992	31	116,951,354	8	349,956,346	16
BNDES Participações	82,007,784	11	-	-	82,007,784	4
BlackRock	-	-	217,550,174	15	217,550,174	10
Others
In Brazil	29,160,676	4	101,717,633	7	130,878,309	6
Foreign shareholders	16,642,870	2	956,002,829	66	972,645,699	44
Total	735,847,624	99	1,465,523,064	101	2,201,370,688	100

The Company’s Share Capital may be increased by up to a limit of 10% (ten percent) of the share capital set in the by-laws, without need for change in the by-laws and upon decision of the Board of Directors, having previously heard statement of opinion issued by the Fiscal Council.

Share capital increase

Considering that, on December 31, 2023, the share capital was R$11,007 and the balance of profit reserves, excluding tax incentive reserves and unrealized profit reserves, reached the amount of R$11,993, exceeding the share capital by R$986, the Annual General Meeting (“AGM”) approved on April 29, 2024 the proposal to increase the share capital, in accordance with article 199 of the Brazilian Corporate Law of 1,976 (Law 6,404/76).

A share capital increase was proposed and approved through the capitalization of the balance of R$1,857 from the capital reserve and R$1,445 from the profit retention reserve, by means of a share bonus, with a total issue of 660,411,207 new shares, at a nominal value of R$5.00 (five reais) (in accordance with the Bylaws), of which 220,754,287 are common shares and 439,656,920 are preferred shares. The share capital increased from R$11,007 to R$14,309.

(b)    Earnings per share

Due to the capital increase of April 29, 2024, with issuance of new shares, realized by capitalization of reserves, the basic and diluted earnings per share are presented, retrospectively, considering the new number of shares of the Company.

The number of shares included in the calculation of basic and diluted earnings, is described in the table below:

	Number of shares
	Dec. 31, 2024	Dec. 31, 2023 (Restated)	Dec. 31, 2022 (Restated)
Common shares already paid up	956,601,911	956,601,911	956,601,911
Shares in treasury	(132)	(132)	(132)
	956,601,779	956,601,779	956,601,779

Preferred shares already paid up	1,905,179,984	1,905,179,984	1,905,179,984
Shares in treasury	(1,099,880)	(1,099,880)	(1,099,880)
	1,904,080,104	1,904,080,104	1,904,080,104
Total	2,860,681,883	2,860,681,883	2,860,681,883

The calculation of basic and diluted earnings per share is as follows:

	Dec. 31, 2024	Dec. 31, 2023 (Restated)	Dec. 31, 2022 (Restated)
Net income for the year attributed to equity holders of the parent	7,117	5,764	4,092

Minimum mandatory dividend from net income for the year – preferred shares	2,485	2,080	1,486
Net income for the year not distributed – preferred shares	2,252	1,757	1,238
Total earnings - preferred shares (A)	4,737	3,837	2,724

Minimum mandatory dividend from net income for the year - common shares	1,248	1,045	747
Net income for the year not distributed – common shares	1,132	883	622
Total earnings - common shares (B)	2,380	1,928	1,369

Basic and diluted earnings per preferred share (A / number of preferred shares)	2.49	2.02	1.43
Basic and diluted earnings per common share (B / number of common shares)	2.49	2.02	1.43

Considering that each class of share participates equally in the income reported, the earning per share in the fiscal years ended on December 31, 2024, 2023 and 2022 were, respectively, R$2.49, R$2.01 (restated) and R$1.43 (restated), calculated based on the weighted average number of the Company’s shares.

(c)    Rights and preferences of the common and preferred shares

Every holder of CEMIG common shares has the right to vote in an election for members of our Board of Directors. Under the Brazilian Corporate Law, any shareholder holding at least 5% of CEMIG’s common shares in circulation may request adoption of a multiple vote procedure, which confers upon each share a number of votes equal to the present number of members of the Board of Directors and gives the shareholder the right to accumulate his or her votes in one sole candidate or distribute them among several.

Under the Brazilian Corporate Law, holders of preferred shares representing at least 10% of CEMIG’s share capital and also holders of common shares representing at least 15% of its share capital (other than the controlling shareholder) have the right to appoint a member of the Board of Directors and his or her respective substitute member in a separate election. If none of the holders of common or preferred shares qualifies under the minimum limits specified above, shareholders representing, in the aggregate, a minimum of 10% of the share capital may combine their holdings to elect a member of the Board of Directors, and that member’s substitute member.

Under Article 171 of the Corporate Law, every shareholder has a generic right of first refusal in subscription of new shares, or securities convertible into shares, issued in any capital increase, in proportion to their percentage shareholding, except in the event of exercise of any option to acquire shares in our share capital.  Shareholders are required to exercise their right of first refusal within 30 days from publication of the notice of increase of capital. Every holder of CEMIG preferred shares has preference in the event of share redemption.

The dividend rights of the preferred and common shares are described below.

(d)    Dividends

Under the by-laws, if the Company is able to pay dividends higher than the mandatory minimum dividends required for the preferred Shareholders, and the remaining net income is sufficient to offer equal dividends for both the common and preferred shares, then the dividends per share will be the same for the holders of common shares and preferred shares. Dividends declared are paid in two equal installments, the first by June 30 and the second by December 30, of the year following the generation of the income to which they refer. The Executive Board decides the location and processes of payment, subject to these periods.

Under its by-laws, CEMIG is required to pay to its shareholders, as mandatory dividends, 50% of the net income of each year.

The preferred shares have preference in the event of reimbursement of capital and participate in incomes on the same conditions as the common shares have the right, when there is net income, to a minimum mandatory dividend equal to the greater of:

(a)    10% of their par value, and

(b)    3% of the portion of equity that they represent.

Under its by-laws, CEMIG’s shares held by private individuals and issued up to August 5, 2004, have the right to a minimum dividend of 6% per year on their par value in all years when CEMIG does not obtain sufficient incomes to pay dividends to its Shareholders. This guarantee is given by the State of Minas Gerais by Article 9 of State Law 828 of December 14, 1951, and by State Law 15,290 of August 4, 2004.

Calculation of the minimum dividends proposed

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the unrealized income assumption as mentioned in the previous paragraph, is as follows:

	2024	2023	2022
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	9,526	7,328	7,328
	9,526	7,328	7,328
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	953	733	733

Equity	27,378	24,649	21,777
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	18,223	16,406	14,495
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	547	492	435

Minimum Dividends required by the Bylaws for the preferred shares	953	733	733

Calculation of the Minimum Dividend under the by-laws based on the net income for the year

Net income for the year	7,117	5,764	4,092
	50%	50%	50%
Mandatory dividends – 50% of Net income	3,559	2,882	2,046
Unrealized profit reserve	(835)	(835)	(835)
Reversal of the unrealized profit reserve	835	835	835
Withholding income tax on Interest on equity	175	242	186
	3,734	3,124	2,232
Dividends recorded, as specified in the by-laws
Interest on Equity	1,849	2,592	1,983
Ordinary dividends	1,885	532	249
	3,734	3,124	2,232

Total dividends for the preferred shares	2,485	2,079	1,486
Total dividends for the common shares	1,249	1,045	746

Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1.31	1.42	1.01
Dividends proposed: Common (ON) shares	1.31	1.42	1.01
Dividends proposed: Preferred (PN) shares	1.31	1.42	1.01

Mandatory dividends

On August 13, 2024, the Company declared dividends in the amount of R$1,420, using the Special Reserve for Undistributed Mandatory Dividends, to which the shareholders who have their names registered in the Book of Registration of Registered Shares on August 23, 2024 are entitled. The payment was on August 30, 2024.

As these are dividends from previous years that were included in the special reserve, this amount will not be included in the mandatory dividend for 2024.

This table provides the changes on dividends and interest on capital payable:

Balances on December 31, 2021	1,910
Proposed dividends	2,232
Proposed dividends - Non-controlling interests	1
Withholding income tax on interest on capital	(186)
Dividends retained – Minas Gerais state government	-
Dividends paid	(2,094)
Balances on December 31, 2022	1,863
Proposed dividends	3,124
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(242)
Dividends retained – Minas Gerais state government	-
Dividends paid	(1,823)
Balances on December 31, 2023	2,924
Proposed dividends	3,734
Mandatory dividends paid	1,420
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(175)
Dividends paid	(4,294)
Balances on December 31, 2024	3,611

(e)    Remuneration to shareholders

The obligation to pay dividends is recognized when the distribution is authorized or as provided for by law and/or the Company's bylaws. In view of the applicable legislation and the Company's bylaws, which provide for a minimum dividend payment of 50% of net income for the year, this is considered a present obligation on the closing date of the fiscal year, and is recognized as a liability.

The Company’s Executive Board decided to declare Interest on Equity as follows:

Declaration date	Entitled shareholders (1)	Amount	Income tax withheld
March 21, 2024	March 26, 2024	386	(36)
June 18, 2024	June 21, 2024	430	(41)
September 17, 2024	September 23, 2024	473	(44)
December 17, 2024	December 26, 2024	560	(54)
		1,849	(175)

(1)	Shareholders who have their names entered in the Register of Registered Shares on the dates indicated are entitled.

The amount of income tax withheld at source, due to tax legislation, is not taken into account when attributing JCPs to the mandatory dividend and is calculated at the rate of 15%, in cases where this tax is levied, under the terms of the legislation in force.

(f)     Allocation of net income for 2024 - Management’s proposal

The Board of Directors will declare at the Annual General Meeting (AGM), to be held on April 30, 2025, the following allocation of the net income for 2024, totaling R$7,117, of realization of the deemed cost of PP&E, totaling R$16, realization of the unrealized earnings reserve totaling R$835, as follow:

•        R$350 was held in Stockholders’ equity in the Legal Reserve, as established in Brazilian corporate Law 6,404/1976.

•        R$3,734 as minimum mandatory dividends, to the Company’s shareholders, to be paid in two equal installments, by June 30 and December 30, 2025, as follows:

o        R$1,849 declared as interest on own equity and imputed to the mandatory dividend, as deliberated by the Executive Board in 2024;

o        R$1,885 in the form of dividends, to holders whose names are in the Company’s Nominal Share Registry on the date of the AGM.

•        R$2,935 was held in Shareholders’ equity in the Retained Earnings Reserve, to provide funding for the Company’s consolidated investments planned for 2025, as per capital budget.

•        R$114 was held in Shareholders’ equity in the Tax Incentives Reserve, related to tax incentive due to investment in the region of Sudene.

The amount of R$835 remains as Unrealized Earnings Reserve, considering the reversal of the reserve constituted in 2023 and the new constitution in 2024, of the same amount.

Payment of the dividends will be made by December 30, 2025, in accordance with the availability of cash and at the decision of the Executive Board.

(g)    Other comprehensive income

	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustments to actuarial liabilities – Employee benefits	(1,306)	(2,072)	(2,303)
Deemed cost of PP&E	405	421	427
Others	1	3	2
Valuation adjustments	(900)	(1,648)	(1,874)

The adjustments to post-employment benefit obligations comprise gains or losses resulting from re-measurements of the net defined-benefit obligation, in accordance with the actuarial report, net of tax effects.

The amounts recorded as deemed cost of the generation assets represents its fair value determined using the replacement cost at initial adoption of IFRS on January 1, 2009. The valuation of the generation assets resulted in an increase in their book value, recorded in a specific line in Equity, net of the tax effects. These values are being realized based on the depreciation of the assets.

(h)    Reserves

Capital reserves

	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment-related donations and subsidies (1)	-	1,857	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
	393	2,250	2,250

(1)	This reserve was used for a capital increase through a stock bonus, as described in this explanatory note

The reserve for treasury shares refers to the pass-through by Finor (‘Fundo de Investimentos do Nordeste’) of shares arising from funds applied in CEMIG projects in the area covered by Sudene (the development agency for the Northeast) under tax incentive programs.

Income reserves

	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Legal reserve	2,024	1,674	1,387
Statutory reserve	57	57	57
Profit retention reserve	10,332	8,842	6,546
Unrealized profit reserve	835	835	835
Incentive tax reserve	327	213	150
Reserve for mandatory dividends not distributed	-	1,420	1,420
	13,575	13,041	10,395

Legal reserve

Constitution of the legal reserve is mandatory, up to the limits established by law. The purpose of the reserve is to ensure the security of the share capital, its use being allowed only for offsetting of losses or increase capital. This reserve constitution corresponds to 5% of the net income for the year, less the amount allocated to incentive tax reserve.

Statutory reserve

The reserve under the By-laws is for future payment of extraordinary dividends, in accordance with Article 28 of the by-laws.

Retained earnings reserve

Retained earnings reserves refers to incomes not distributed in prior years, to guarantee execution of the Company’s Investment Program, and amortization of loans and debentures. The retentions are supported by capital budgets approved by the Board of Directors in the respective years.

Unrealized earnings reserve

Article of the Brazilian corporate law no. 6,404/76 allows the Company to pay the mandatory dividend, calculated as required by the Bylaws up to the amounts of the realized portion of the net income for the year.

In 2024, Company presented a positive net share of income of subsidiaries, jointly controlled entities and affiliates of R$5,248, which can be regarded as unrealized portion of net income for the year, in accordance with the Brazilian corporate law.

Additionally, the above does not apply to the payment of the minimum mandatory dividends on preferred shares, which are required to be paid in full for an amount of R$953 as described in further details in (f) below. In addition, since the creation of the Unrealized Earnings Reserve is optional, Management decided to propose the same proportion of dividend payment to shareholders owning common shares, considering Company’s expected financial capacity.

The outstanding balance of the Unrealized Earnings Reserve will remain R$835, considering the reversal of the reserve recorded in 2023 and the creation of a new one in 2024, in the same amount.

The Unrealized Earnings Reserve amounts can only be used to pay mandatory dividends. Hence, when the Company realizes such incomes in cash, it must distribute the corresponding dividend in the subsequent period, after offsetting of any losses in subsequent years.

Incentives tax reserve

The Cemig D, Cemig GT and Volta do Rio have a right to 75% reduction in income tax, including the tax paid at the additional rate, calculated on the basis of the operating income in the region of Sudene (the Development Agency for the Northeast), for 10 years starting in 2014. In 2023, this benefit was renewed, valid for another 10 years.

The amount of the incentive recognized in the Statement of income was R$114 in 2024 (R$63 in 2023), and it was subsequently transferred to the incentives tax reserve. This reserve cannot be used for payment of dividends.